Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per ordinary share
Schedule of computation for basic and diluted net income per ordinary share

($ in thousands, except share data)	2021	2020	2019
Net (loss)/income attributable to ordinary shares	(72,066)	165,115	180,962
Weighted-average shares outstanding:
Basic	219,049,877	218,919,822	218,649,877
Dilutive effect of share-based awards	649,582	-	412,122
Diluted	219,699,459	218,919,822	219,061,999
Net (loss)/income per share (in cents):
Basic	(33)	75	83
Diluted	(33)	75	83